Submission	Sep. 26, 2024
Submission [Line Items]
Central Index Key	0001569187
Registrant Name	Armada Hoffler Properties, Inc.
Registration File Number	333-270080
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES